Commitments and Contingencies - Schedule of Maturity of Lease Liabilities Under Operating Lease (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity of Lease Liabilities Under Operating Lease [Abstract]
2027	$ 97,000
2028	70,500	$ 6,000
2029	11,000
2030 and thereafter
Total lease payments	178,500	6,000
Amount of lease payments representing interest	(18,155)
Total present value of operating lease liabilities	160,345	6,000
Current portion	83,508	6,000	$ 10,709
Long-term portion	76,837
Total	$ 160,345	$ 6,000